Satellites, Property and Other Equipment (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Satellites Property and Other Equipment [Line Items]
Impairment of property and other equipment	$ 13.8
Telesat International Limited [Member]
Satellites Property and Other Equipment [Line Items]
TIL’s interest	42.50%